Commitments and Contingencies - Narrative (FY) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Oct. 25, 2019 USD ($) a	Aug. 15, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Percentage of weighted average number of shares of common stock outstanding authorized for repurchase	5.00%	5.00%
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Common Equity Investment | Dolce Twin Creeks Phase 2
Subsidiary, Sale of Stock [Line Items]
Real estate investments, equity	$ 17,900,000
Dolce B Note
Subsidiary, Sale of Stock [Line Items]
Remaining investment amount		$ 3,264,000
Dolce B Note | Commercial Mortgage Backed Securities
Subsidiary, Sale of Stock [Line Items]
Term of extension (in years)	6 months
Dolce B Note | Commercial Mortgage Backed Securities | Dolce Twin Creeks Phase 2
Subsidiary, Sale of Stock [Line Items]
Unused borrowing capacity	$ 8,206,000
Corporate Joint Venture | Lector85 | Preferred Equity Investment
Subsidiary, Sale of Stock [Line Items]
Remaining investment amount	5,211,000
Investment, face amount		$ 9,900,000		$ 9,900,000
Corporate Joint Venture | 2980 Huron
Subsidiary, Sale of Stock [Line Items]
Number of acres | a			0.84
Corporate Joint Venture | 2980 Huron | Preferred Equity Investment
Subsidiary, Sale of Stock [Line Items]
Investment, face amount	20,000,000		$ 20,000,000
Construction loan	$ 65,400,000
Annual return	12.00%
Term of extension (in years)	1 year
Underwriting fee	1.00%
Exit fees	0.50%
Corporate Joint Venture | 2980 Huron | Common Equity Investment
Subsidiary, Sale of Stock [Line Items]
Real estate investments, equity	$ 17,500,000		$ 17,500,000